Insurance (Obligations Under Funding Agreements - Liability and Collateral) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Fixed and Floating Rate Funding Agreements by Type [Line Items]
Outstanding funding agreements to certain SPEs	$ 30,800	$ 29,500
Invested Assets Pledged As Collateral	23,882	20,345
Funding agreements - Federal Agricultural Mortgage Corporation
Fixed and Floating Rate Funding Agreements by Type [Line Items]
Outstanding funding agreements to certain SPEs	2,550	2,550
Invested Assets Pledged As Collateral	2,645	2,643
Federal Home Loan Bank of New York
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank amount of advances by branch for funding agreements	14,445	12,570
Collateral pledged relating to obligations under funding agreements	16,828	14,085
Federal Home Loan Bank of Des Moines
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank amount of advances by branch for funding agreements	625	750
Collateral pledged relating to obligations under funding agreements	811	851
Federal Home Loan Bank of Pittsburgh
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank amount of advances by branch for funding agreements	250	250
Collateral pledged relating to obligations under funding agreements	$ 383	$ 322